12028050

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JUL 26 2012

Washington, DC 20549
CERT NYS
File No. 001-10899

July 26, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KIMCO REALTY CORPORATION, Class J Depositary Shares, each of which represents a one-one thousandth fractional interest in a share of 5.50% Class J Cumulative Redeemable Preferred Stock, liquidation preference $25,000.00 per share, of the Registrant, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 18, 2012. Tentative listing date – July 27, 2012.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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